CONSOLIDATED STATEMENTS OF CASH FLOWS - 6K (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Restricted cash	$ 290.0	$ 323.2	$ 298.7	$ 232.1